OTHER RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
Principal balances of the Related Party loans were as follows:

	June 30, 2020	December 31, 2019

James Bowdring Family – 2018 Convertible Notes	-	45,975
Less discount	-	(17,151)
Total, net of discount	$-	$28,824

Principal balances of the Related Party loans were as follows:

	December 31, 2019	December 31, 2018
Claude Ranoux Note	$-	$-
James Bowdring Family - 2011 Notes	-	35,000
James Bowdring Family – 2018 Convertible Notes	45,975	40,000
Kathleen Karloff Note	-	62,743
Less discount	(17,151)	(30,913)
Total, net of discount	$28,824	$106,830

Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Accounts payable and accrued liabilities balances include accrued directors fees, expenses reports for management and employees for expenses they paid for personally related to travel or normal business expenses.

	June 30,	December 31,
	2020	2019
Accounts payable and accrued liabilities	$25,000	$13,018

Accounts payable and accrued liabilities balances include expenses reports for Ms. Karloff, Mr. Bowdring, and Mr. Campbell for expenses they paid for personally related to travel or normal business expenses and are represented in the following table:

	December 31,
	2019	2018
Accounts payable and accrued liabilities	$13,018	$1,700